Shareholder Report, Holdings (Details) - Multi-Manager Small Cap Equity Strategies Fund Institutional Class	Aug. 31, 2024
Casella Waste Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Simpson Manufacturing Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AAON Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Descartes Systems Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Exponent Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
SPS Commerce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Novanta Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
FirstService Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Altair Engineering Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Construction Partners Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%